Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE OF FINANCIAL INSTRUMENTS [abstract]
Fair value of financial instruments

	December 31, 2015		December 31, 2014
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$163,412	$163,412	$247,556	$247,556
Restricted cash	$13,480	$13,480	$2,564	$2,564
Investments in available-for-sale-securities	$5,173	$5,173	$6,701	$6,701
Loan receivable from affiliate companies	$16,474	$16,474	$7,791	$7,791
Long-term receivable from affiliate companies	$—	$—	$9,625	$9,625
Capital lease obligations, including current portion	$(20,649)	$(20,649)	$(22,360)	$(22,360)
Senior and ship mortgage notes, net	$(1,350,941)	$(735,002)	$(1,347,316)	$(1,300,021)
Long-term debt, including current portion	$(230,367)	$(233,526)	$(265,574)	$(269,582)

Fair value measurements on a recurring basis

	Fair Value Measurements as of December 31, 2015
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale securities	$5,173	$5,173	$—	$—
Total	$5,173	$5,173	$—	$—

	Fair Value Measurements as of December 31, 2014
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale securities	$6,701	$6,701	$—	$—
Total	$6,701	$6,701	$—	$—

Fair value measurements on a nonrecurring basis

	Fair Value Measurements at December 31, 2015
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$163,412	$163,412	$—	$—
Restricted cash	$13,480	$13,480	$—	$—
Senior and ship mortgage notes	$(735,002)	$(735,002)	$—	$—
Capital lease obligations, including current portion(1)	$(20,649)	$—	$(20,649)	$—
Long-term debt, including current portion(1)	$(233,526)	$—	$(233,526)	$—
Loan receivable from affiliate companies(2)	$16,474	$—	$16,474	$—

	Fair Value Measurements at December 31, 2014
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$247,556	$247,556	$—	$—
Restricted cash	$2,564	$2,564	$—	$—
Senior and ship mortgage notes	$(1,300,021)	$(1,300,021)	$—	$—
Capital lease obligations, including current portion(1)	$(22,360)	$—	$(22,360)	$—
Long-term debt, including current portion(1)	$(269,582)	$—	$(269,582)	$—
Loan receivable from affiliate companies(2)	$7,791	$—	$7,791	$—
Long-term receivable from affiliate companies(2)	$9,625	$—	$9,625	$—

(1	)The fair value of the Company's long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.
(2	)The fair value of the Company's loan receivable from affiliate companies and long-term receivable from affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty's creditworthiness.